First Trust Lunt US Factor Rotation ETF Investment Objectives and Goals - First Trust Lunt US Factor Rotation ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Lunt U.S. Factor Rotation ETF (the “Fund”), seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Lunt Capital Large Cap Factor Rotation Index (the “Index”).